Income Taxes Tax Reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Tax at federal statutory rate					$ (28,391,642)	$ (24,934,089)
State taxes, net of federal benefit					(215,952)	(885,226)
Permanent differences					498,131	578,837
Valuation allowance					878,522	0
Other					(740,641)	(147,092)
Income tax expense (benefit)	$ 108,000	$ (4,905,000)	$ 223,000	$ (11,697,000)	$ (27,971,582)	$ (25,387,570)